CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (17,676)	$ (223,095)	$ (259,297)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	164,588	221,266	251,905
Amortization	11,738	15,775	20,212
Change in fair value to unit adjustment liability	9,740	966	0
Deferred income tax expense (benefit)	9,619	(20,237)	(14,281)
Equity in income of unconsolidated entities, net	1,558	(1,548)	(564)
Dividends from unconsolidated entities	0	37	308
Harsco 2011/2012 Restructuring Program non-cash adjustment	0	0	31,443
Goodwill impairment charge	0	0	265,038
Loss on disposal of Harsco Infrastructure Segment	2,911	272,250	0
Other, net	39,376	2,735	(27,932)
Changes in assets and liabilities, net of acquisitions and dispositions of businesses:
Accounts receivable	6,475	(33,953)	22,016
Inventories	(20,788)	18,740	1,199
Accounts payable	(29,416)	14,834	(37,649)
Accrued interest payable	70	(1,836)	(319)
Accrued compensation	5,699	(9,860)	517
Increase (Decrease) in Deposits	92,769	(21,365)	(63,923)
Harsco Infrastructure Segment 2010 Restructuring Program accrual	0	(6,788)	(5,211)
Harsco 2011/2012 Restructuring Program accrual	(2,672)	(17,705)	(7,883)
Other assets and liabilities	(47,264)	(22,557)	23,015
Net cash provided by operating activities	226,727	187,659	198,594
Cash flows from investing activities:
Purchases of property, plant and equipment	(208,859)	(245,551)	(264,738)
Proceeds from Infrastructure transaction	15,699	303,039	0
Proceeds from sales of assets	14,976	18,984	49,779
Purchase of businesses, net of cash acquired	26,336	2,849	740
Payment of unit adjustment liability	(22,320)	(2,123)	0
Other investing activities, net	(2,721)	(8,219)	(3,284)
Net cash provided (used) by investing activities	(229,561)	63,281	(218,983)
Cash flows from financing activities:
Short-term borrowings, net	8,851	(1,901)	(43,464)
Current maturities and long-term debt:
Additions	177,499	316,804	285,850
Reductions	(131,007)	(498,600)	(184,372)
Cash dividends paid on common stock	(66,322)	(66,211)	(66,068)
Dividends paid to noncontrolling interests	(2,186)	(3,381)	(2,605)
Purchase of noncontrolling interests	0	(166)	0
Contributions from noncontrolling interests	0	4,825	8,097
Common stock issued-options	0	371	725
Common stock acquired for treasury	(941)	0	0
Deferred pension underfunding payment to unconsolidated affiliate	(7,688)	0	0
Other financing activities, net	0	(405)	(2,709)
Net cash used by financing activities	(21,794)	(248,664)	(4,546)
Effect of exchange rate changes on cash	(6,134)	(3,921)	(999)
Net decrease in cash and cash equivalents	(30,762)	(1,645)	(25,934)
Cash and cash equivalents	62,843	93,605	95,250
Cash and cash equivalents at end of period	62,843	93,605	95,250
Purchase of businesses, net of cash acquired
Working capital	(1,107)	0	0
Propery, plant and equipment	(330)	(2,437)	0
Goodwill, Acquired During Period	(6,839)	0	0
Payments to Acquire Intangible Assets	(17,575)	0	0
Other noncurrent assets and liabilites, net	$ (485)	$ (412)	$ (740)